Mar. 01, 2018

J.P. MORGAN ALTERNATIVE FUNDS

JPMorgan Multi-Manager Alternatives Fund

(All Share Classes)

(a series of JPMorgan Trust III)

Supplement dated August 30, 2018

to the Prospectuses and Summary

Prospectuses dated March 1, 2018, as supplemented

Effective September 1, 2018, in order to reflect a reduction in the contractual expense limitation agreements, the Annual Fund Operating Expenses and Example tables for the Fund are hereby deleted in their entirety and replaced with the following:

For the Class A, Class C and Class I Shares:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	1.60%	1.60%	1.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.55	1.60	1.54
Dividend Expense on Short Sales	0.61	0.61	0.61
Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2,3]	0.69	0.74	0.68
Acquired Fund Fees and Expenses	0.06	0.06	0.06

Total Annual Fund Operating Expenses	3.46	4.01	3.20
Fee Waivers and/or Expense Reimbursements[4,5]	(0.65)	(0.70)	(0.64)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[4,5]	2.81	3.31	2.56

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund’s wholly-owned subsidiary.
2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
3
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.

4
The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

5
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary, (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections (beginning 3/1/19) and extraordinary expenses) exceed 2.15%, 2.65% and 1.90% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	798	1,397	2,104	3,970
CLASS C SHARES ($)	438	1,071	1,198	4,111
CLASS I SHARES ($)	263	846	1,543	3,399

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	798	1,397	2,104	3,970
CLASS C SHARES ($)	338	1,071	1,198	4,111
CLASS I SHARES ($)	263	846	1,543	3,399

For the Class R5 and Class R6 Shares:

The tables below replace the corresponding tables on page 1 of the prospectus and summary prospectus.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6
Management Fees	1.60%	1.60%
Distribution (Rule 12b-1) Fees	NONE	NONE
Other Expenses	1.46	1.26
Dividend Expense on Short Sales	0.61	0.61
Service Fees	0.10	NONE
Remainder of Other Expenses[2,3]	0.75	0.65
Acquired Fund Fees and Expenses	0.06	0.06

Total Annual Fund Operating Expenses	3.12	2.92
Fee Waivers and/or Expense Reimbursements[4,5]	(0.76)	(0.61)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[4,5]	2.36	2.31

1	Includes the operating expenses of MMAC Holdings CS Ltd., the Fund’s wholly-owned subsidiary.
2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
3
“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect the combination of sub-transfer agency expenses into “Service Fees” effective 4/3/17.

4
The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

5
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses, inclusive of the subsidiary, (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections (beginning 3/1/19) and extraordinary expenses) exceed 1.70% and 1.65% of the average daily net assets of Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 2/28/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	243	794	1,478	3,303
CLASS R6 SHARES ($)	238	769	1,411	3,139

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE